MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Supplement dated April 28, 2023 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective May 1, 2023, the following information supplements the information for the MassMutual Select T. Rowe Price Bond Asset Fund found under the heading Portfolio Manager(s) in the section titled Management on page 13:
Saurabh Sud, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since May 2023.
Effective July 1, 2023, the following information supplements the information for the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund found under the heading Portfolio Manager(s) in the section titled Management beginning on page 41:
Alex Roik, CFA is a Vice President and Associate Portfolio Manager at T. Rowe Price Investment Management. He has managed the Fund since July 2023.
Effective May 1, 2023, the following information supplements the information for T. Rowe Price Associates, Inc. found beginning on page 69 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Saurabh Sud, CFA
is a portfolio manager of the MassMutual Select T. Rowe Price Bond Asset Fund. Mr. Sud is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2018 and his investment experience dates from 2006.
Effective July 1, 2023, the following information supplements the information for T. Rowe Price Associates, Inc. found beginning on page 69 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Alex Roik, CFA
is a portfolio manager of the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund. Mr. Roik is a Vice President and Associate Portfolio Manager for T. Rowe Price Investment Management. He joined T. Rowe Price as an associate analyst in 2013 and was promoted to equity analyst in 2016.
Effective January 1, 2024, Frank Alonso is expected to step down as a portfolio manager of the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-23-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Supplement dated April 28, 2023 to the
Statement of Additional Information dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective May 1, 2023, the following information replaces similar information for the MassMutual Select T. Rowe Price Bond Asset Fund found on page B-115 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Bond Asset Fund are Steve Bartolini, Andrew J. Kierle, Ken Orchard, and Saurabh Sud.
Effective May 1, 2023, the following information supplements the information for the MassMutual Select T. Rowe Price Bond Asset Fund found on page B-115 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Saurabh Sud
Registered investment companies**	1	$35.8 million	0	$0
Other pooled investment vehicles	1	$27.5 million	0	$0
Other accounts	0	$0	0	$0
* The information provided is as of March 31, 2023.
** Does not include the MM Select T. Rowe Price Bond Asset Fund.
Ownership of Securities:
As of March 31, 2023, Saurabh Sud did not own any shares of the MM Select T. Rowe Price Bond Asset Fund.
Effective July 1, 2023, the following information replaces similar information for the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund found on page B-117 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Small and Mid Cap Blend Fund are Frank Alonso, Brian W. H. Berghuis, Vincent DeAugustino, Alex Roik, Joshua K. Spencer, and J. David Wagner.

Effective July 1, 2023, the following information supplements the information for the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund found on page B-118 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Alex Roik
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
* The information provided is as of March 31, 2023.
** Does not include the MM Select T. Rowe Price Small and Mid Cap Blend Fund.
Ownership of Securities:
As of March 31, 2023, Alex Roik did not own any shares of the MM Select T. Rowe Price Small and Mid Cap Blend Fund.
Effective January 1, 2024, Frank Alonso is expected to step down as a portfolio manager of the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-23-02